Schedule of current and deferred portions of income tax expenses (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expenses		¥ 1,179,042	¥ 991,644	¥ 823,839
Deferred income tax expense		(721,637)	(596,544)	(369,064)
Total	$ 62,664	¥ 457,405	¥ 395,100	¥ 454,775